INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2017
INCOME TAXES
Net deferred tax assest, valuation allowance					$ 12,000	$ 9,700
Federal net operating loss					16,800	9,200
Net operating loss carry forward					86,300	50,400
Provision for income taxes	$ 74	$ 25	$ 138	$ 50	$ 224	$ 205	$ 97
Statutory federal income tax rate					21.00%
Effective tax rate	9.20%	0.29%	2.36%	0.30%
Us federal corporate tax rate descriptions								U.S. federal corporate tax rate from 35% to 21% and utilization limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017 to 80% of taxable income with an indefinite carryforward period.